Risk management and financial instruments (FV on Recurring and Nonrecurring Basis) (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities [Abstract]
Total liabilities	$ 42.4	$ 5.9
Level 1 [Member]
Liabilities [Abstract]
Total liabilities	0	0
Level 2 [Member]
Liabilities [Abstract]
Total liabilities	42.4	5.9
Level 3 [Member]
Liabilities [Abstract]
Total liabilities	0	0
Interest Rate Swap [Member]
Liabilities [Abstract]
Interest rate swap contracts	42.4	5.9
Interest Rate Swap [Member] | Level 1 [Member]
Liabilities [Abstract]
Interest rate swap contracts	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Liabilities [Abstract]
Interest rate swap contracts	42.4	5.9
Interest Rate Swap [Member] | Level 3 [Member]
Liabilities [Abstract]
Interest rate swap contracts	$ 0	$ 0